Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320	₩ 22,320
Reserve for business expansion	10,131,138	9,981,138
Reserve for technology development	4,865,300	4,715,300
Appropriated retained earnings	14,996,438	14,696,438
Unappropriated retained earnings	7,919,510	8,257,369
Retained earnings	₩ 22,938,268	₩ 22,976,127